ASSET RETIREMENT OBLIGATION - Additional Information (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Asset Retirement Obligation
Asset retirement obligation	CAD 117,736	CAD 181,700
Total undiscounted liability	CAD 318,800	CAD 181,700	CAD 452,100
Risk free rate for calculating asset retirement obligation (as a percent)	5.73%	5.86%
Inflation rate for calculating asset retirement obligation (as a percent)	1.80%	1.70%